Cover	May 10, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity File Number	001-33404
Entity Registrant Name	WESTWATER RESOURCES, INC.
Entity Central Index Key	0000839470
Entity Tax Identification Number	75-2212772
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6950 S. Potomac Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	531-0516
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	WWR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false